Segment Information (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Borrowings	¥ 497,249	¥ 606,157
Financial liabilities at fair value through profit or loss	11,005	1,516
Liabilities	13,923,456	10,927,923
Allocated amounts [member]
Disclosure of operating segments [line items]
Liabilities	13,415,202	10,321,766
Allocated amounts [member] | Synthetic fibres [member]
Disclosure of operating segments [line items]
Liabilities	427,005	461,706
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Liabilities	1,404,499	1,209,940
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Liabilities	1,767,232	1,330,601
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Liabilities	7,813,381	5,718,117
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Liabilities	1,923,373	1,521,818
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Liabilities	79,712	79,584
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	497,249	606,157
Financial liabilities at fair value through profit or loss	11,005	0
Liabilities	¥ 508,254	¥ 606,157